Consolidated Cash Flow Statement - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of cash flows [abstract]
Net cash inflow from operating activities	[1]	£ 1,238.2	£ 700.9	£ 2,029.0
Acquisitions	[1]	(266.8)	(236.2)	(382.3)
Disposals of investments and subsidiaries		98.8	37.7	28.3
Investing activities
Purchases of property, plant and equipment		(177.2)	(208.4)	(263.2)
Purchases of other intangible assets (including capitalised computer software)		(40.0)	(14.9)	(29.9)
Proceeds on disposal of property, plant and equipment		4.8	12.9	8.7
Net cash outflow from investing activities		(380.4)	(408.9)	(638.4)
Financing activities
Repayment of lease liabilities		(258.7)	(309.6)	(320.7)
Share option proceeds		0.7	1.2	4.4
Cash consideration received from non-controlling interests		46.1	0.0	39.5
Cash consideration for purchase of non-controlling interests		(16.4)	(84.2)	(135.0)
Share repurchases and buybacks		(53.9)	(862.7)	(818.5)
Proceeds from issue of bonds		1,052.6	0.0	0.0
Repayment of borrowings		(1,147.5)	(220.6)	(397.1)
Financing and share issue costs		(3.5)	(0.2)	(0.4)
Equity dividends paid		(422.8)	(365.4)	(314.7)
Dividends paid to non-controlling interests in subsidiary undertakings		(101.3)	(69.5)	(114.5)
Net cash outflow from financing activities		(904.7)	(1,911.0)	(2,057.0)
Net decrease in cash and cash equivalents		(46.9)	(1,619.0)	(666.4)
Translation of cash and cash equivalents		(79.6)	64.2	(130.1)
Cash and cash equivalents at beginning of year		1,985.8	3,540.6	4,337.1
Cash and cash equivalents at end of year		£ 1,859.3	£ 1,985.8	£ 3,540.6

[1]	Earnout payments in excess of the amount determined at acquisition are recorded as operating activities.